Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Leases Disclosure [Line Items]
Balance at beginning of year	¥ 382		¥ 493		¥ 571
Charged to costs or expenses, or charge-off	(187)		(69)		(44)
Others	43	[1]	(42)	[1]	(34)	[1]
Balance at end of year	¥ 238		¥ 382		¥ 493

[1]	Others consist mainly of foreign currency translation adjustments.